UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:1/31/08

Item 1.  Reports to Stockholders.

Annual Report

January 31, 2008

1-866-263-9260

www.unusualfund.com

Distributed by Aquarius Fund Distributors, LLC

FINRA/SIPC Member

TO SHAREHOLDERS OF THE CRITICAL MATH FUND

January 31, 2008

Since our last shareholder letter on 7/31/2007, through continued model development, the Critical Math Fund (the “Fund”) has made great strides in terms of meeting our strategic objectives.  Since last May, when significant updates were implemented, our expectation has been to perform similarly to the popular averages, such as the S&P 500 and Russell 2000, in sideways (slight to modestly up or down) equity markets. This environment is what occurred over the past 6 months as the Fund slightly underperformed the SP 500 by less than ½%, while outperforming the Russell 2000 by 2 ¾%. In long-term bear markets and long-term bull markets, we believe the Fund will outperform the indices.

The Fund has been able to achieve the above mentioned results while maintaining a cash position in excess of the average equity mutual fund.  We believe, as we move forward, that the Fund can continue to reach its strategic objective and perform favorably against its benchmarks, while continuing to reduce risk using its proprietary systems.

Market Observations

Given all of the negative news (credit crisis, housing downturn, fears of recession, etc.) that has been dominating the recent headlines, we feel it is worthwhile to mention a recent event that has been mostly overlooked by the mass media.

Chief executive officers, directors and other senior officials (“insiders”) in corporate America are buying more of their companies’ shares than they are selling for the first time since 1995. “The S&P 500 hasn’t fallen in the 12 months after insiders bought more than they sold”, according to the Washington Service that has tracked insider data for the past 20 years (as reported by Bloomberg). Furthermore, the last seven times this scenario took place, the S&P 500 rallied an average of 21% the following 12 months.

Given the history that market tops are highly correlated to bullish sentiments and market bottoms are highly correlated to bearish sentiments, it is our opinion that it is possible that a market turn could occur at some time this year.  If it does, history suggests that it could be a double-digit increase.  Of course, this past performance in no way means such an increase will happen this time, but simply that it has tended to occur in historical circumstances.

The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  There is no front end or back end load for the Critical Math Fund. The total operating expense ratio as states in the fee table to the Fund’s prospectus dated June 1, 2007 is 3.31%.  For performance information current to the most recent month-end, please call toll-free 866-263-9260. All performance figures reflect management fee waivers and expense subsidies, without which performance figures would have been lower.

Historical performance results for investment indices and/or categories have been provided for general comparison purposes only, and generally do not reflect the deduction of transaction and/or custodial charges, the deduction of an investment management fee, nor the impact of taxes, the incurrence of which would have the effect of decreasing historical performance results. It should not be assumed that your account holdings correspond directly to any comparative indices. Past performance may not be indicative of future results and does not reflect the impact of taxes on non-qualified accounts. The data herein is not guaranteed.  You cannot invest directly in an index.

The Standard & Poor's 500 Stock Index (also referred to as the "S&P 500") is an index widely regarded as an indicator of U.S. large company stock market performance. The S&P 500 Index consists of 500 leading companies diversified across approximately 90 different industries.

The Russell 2000 Index tracks the performance of the smallest companies contained in the Russell 3000® Index. The average market capitalization of companies represented in the Index is $526 million with the largest company having $1.5 billion in market capitalization. Because the Index focuses on so many smaller companies, it is highly diversified.

Investors should consider the investment objectives, risks, cha r ges and expenses of the Critical Math Fund carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before investing. A prospectus for this fund can be obtained on the web at www.unusualfund.com or by calling 8 66 -263-9260. The Critical Math Fund is distributed by Aquarius Fund Distributors, LLC Member FINRA / SIPC

0269-AFD-3/24/2008

Critical Math Fund
PORTFOLIO REVIEW
January 31, 2008 (unaudited)

The fund's performance figures* for the period ending January 31, 2008, compared to its benchmarks:

	One Year	Inception ** - January 31,2008
Critical Math Fund	-13.04%	-5.12%
Critical Math Fund- with sales Charge (CDSC)	-13.54%	-5.12%
S&P 500 Index	-2.31%	5.46%
NASDAQ OTC Composite	-3.01%	2.30%
Russell 2000 Total Return	-9.79%	-0.46%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-866-263-9260

** Inception date is February 24, 2006

Top Holdings By Industry	% of Net Assets
Electronics	6.6%
Telecommunications	4.3%
Software	4.3%
Chemicals	3.9%
Oil & Gas	3.5%
Computers	3.1%
Diversified Financial Services	2.0%
Airlines	2.0%
Insurance	1.9%
Hand/Machine Tools	1.9%
Other, Cash & Cash Equivalents	66.5%
	100.0%

Critical Math Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008
	Shares		Value
		COMMON STOCKS - 35.3%
		AIRLINES - 2.0%
	15,575	Skywest, Inc.	$ 405,261

		CHEMICALS - 3.9%
	4,226	Air Products & Chemicals, Inc.	380,425
	16,267	Methanex Corp.	408,139
			788,564
		COMPUTERS - 3.1%
	25,372	Cadence Design Systems, Inc. *	257,526
	17,067	Synopsys, Inc. *	375,815
			633,341
		DIVERSIFIED FINANCIAL SERVICES - 2.0%
	7,845	T. Rowe Price Group, Inc.	396,879

		ELECTRIC - 1.8%
	5,627	FPL Group, Inc.	362,829

		ELECTRONICS - 6.6%
	13,336	Avnet, Inc. *	474,895
	17,612	Coherent, Inc. *	457,912
	8,724	Thomas & Betts Corp. *	394,761
			1,327,568
		HAND/MACHINE TOOLS - 1.9%
	6,111	Lincoln Electric Holdings, Inc.	376,743

		INSURANCE - 1.9%
	6,792	Navigators Group, Inc. *	392,102

		OIL & GAS - 3.5%
	4,109	Atwood Oceanics, Inc. *	341,417
	10,379	Rowan Cos., Inc.	353,301
			694,718

	See accompanying notes to financial statements.

	Critical Math Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	January 31, 2008
	Shares		Value
		SOFTWARE - 4.3%
	19,630	Oracle Corp. *	$ 403,397
	16,658	Sybase, Inc. *	470,089
			873,486
		TELECOMMUNICATIONS - 4.3%
	10,918	AT&T, Inc.	420,234
	11,745	Nokia OYJ ADR	436,209
			856,443

		TOTAL COMMON STOCKS (Cost $7,492,728)	7,107,934

		SHORT-TERM INVESTMENTS - 65.0%
		INVESTMENT COMPANY - 0.5%
	97,917	Goldman Sachs Financial Square Funds, Prime Obligations Portfolio, 3.93%**
		(Cost $97,917)	97,917
	Principal
	Amount
		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 64.5%
	$ 13,000,000	Federal Home Loan Bank Discount Notes, 1.90%, due 2/1/08	13,000,000
		(Cost $13,000,000)
		TOTAL SHORT-TERM INVESTMENTS (Cost $13,097,917)	13,097,917

		TOTAL INVESTMENTS - 100.3% (Cost $20,590,645) (a)	$ 20,205,851
		LIABILITIES LESS OTHER ASSETS - (0.3%)	(51,862)
		NET ASSETS - 100.0%	$ 20,153,989

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,800,293 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 205,746
		Unrealized depreciation	(800,188)
		Net unrealized depreciation	$ (594,442)

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on January 31, 2008.
	ADR - American Depositary Receipt

	See accompanying notes to financial statements.

Critical Math Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2008

ASSETS
Investment securities:
At cost	$ 20,590,645
At value	$ 20,205,851
Dividends and interest receivable	9,011
Prepaid expenses and other assets	1,931
TOTAL ASSETS	20,216,793

LIABILITIES
Payable for Fund shares sold	2,000
Investment advisory fees payable	17,107
Distribution (12b-1) fees payable	12,829
Shareholder servicing fee	4,276
Administration fees payable	3,384
Fund accounting fees payable	2,273
Custody fees payable	1,326
Transfer agent fees payable	916
Compliance officer fees payable	121
Accrued expenses and other liabilities	18,572
TOTAL LIABILITIES	62,804
NET ASSETS	$ 20,153,989

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 22,350,823
Distribution in excess of net investment income	(8,875)
Accumulated net realized loss from security transactions	(1,803,165)
Net unrealized depreciation of investments	(384,794)
NET ASSETS	$ 20,153,989

Shares of beneficial interest	2,240,361
Net asset value, offering and redemption price per share (a)	$ 9.00

(a)	Redemptions made within 90 days of purchase may be assessed a redemption fee of 2.00% and redemptions made within one year of purchase may be charged a contingent deferred sales charge of 0.50%.

See accompanying notes to financial statements.

Critical Math Fund
STATEMENT OF OPERATIONS
For the Year Ended January 31, 2008

INVESTMENT INCOME
Interest	$ 366,150
Dividends (net of $2,664 foreign taxes witheld)	201,026
TOTAL INVESTMENT INCOME	567,176

EXPENSES
Investment advisory fees	226,391
Distribution (12b-1) fees	169,793
Shareholder servicing fees	56,598
Administrative services fees	38,548
Professional fees	24,665
Accounting services fees	20,478
Transfer agent fees	16,199
Compliance officer fees	10,829
Printing and postage expenses	7,214
Custodian fees	7,137
Registration fees	3,457
Trustees' fees and expenses	2,306
Insurance expense	1,522
Other expenses	1,349
TOTAL EXPENSES	586,486
NET INVESTMENT LOSS	(19,310)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(1,687,675)
Distributions of realized gains from underlying investment companies	7,527
Net change in unrealized depreciation of investments	(1,421,456)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(3,101,604)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (3,120,914)

See accompanying notes to financial statements.

Critical Math Fund
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	January 31, 2008	January 31, 2007 (a)
FROM OPERATIONS
Net investment income (loss)	$ (19,310)	$ 43,662
Net realized loss from security transactions	(1,687,675)	(559,251)
Distributions of realized gains from underlying investment companies	7,527	436,234
Net change in unrealized appreciation/depreciation of investments	(1,421,456)	1,036,662
Net increase/decrease in net assets resulting from operations	(3,120,914)	957,307

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(94,087)
Net decrease in net assets from distributions to shareholders	-	(94,087)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,328,593	26,727,295
Net asset value of shares issued in
reinvestment of distributions to shareholders	-	94,087
Payments for shares redeemed	(3,919,138)	(1,819,155)
Redemption fee proceeds	1	-
Net increase/decrease in net assets from shares of beneficial interest	(2,590,544)	25,002,227

TOTAL INCREASE / DECREASE IN NET ASSETS	(5,711,458)	25,865,447

NET ASSETS
Beginning of Period	25,865,447	-
End of Period*	$ 20,153,989	$ 25,865,447
* Includes distribution in excess of net investment income of:	$ (8,875)	$ (14,063)

SHARE ACTIVITY
Shares Sold	142,064	2,668,722
Shares Reinvested	-	9,126
Shares Redeemed	(399,998)	(179,553)
Net increase/decrease in shares of beneficial interest outstanding	(257,934)	2,498,295
(a) The Critical Math Fund commenced operations February 24, 2006.

See accompanying notes to financial statements.

Critical Math Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year		Period
	Ended		Ended
	January 31,		January 31,
	2008		2007 (1)
Net asset value,
beginning of period	$ 10.35		$ 10.00

Activity from investment operations:
Net investment income(loss)	(0.01)		0.02
Net realized and unrealized
gain/(loss) on investments	(1.34)		0.37
Total from investment operations	(1.35)		0.39

Paid-in-Capital from
Redemption fees	0.00	(2)	-

Less distributions from:
Net investment income	-		(0.04)
Total distributions	-		(0.04)

Net asset value, end of period	$ 9.00		$ 10.35

Total return (3)	(13.04%)		3.88%	(4)

Net assets, end of period (000s)	$ 20,154		$ 25,865

Ratio of expenses to average
net assets (5,6)	2.59%		2.76%
Ratio of net investment income(loss)
to average net assets (5,6)	(0.09%)		0.19%

Portfolio Turnover Rate	610%		694%	(4)

(1) The Critical Math Fund commenced operations on February 24, 2006.
(2) Amount represents less than $.01 per share
(3) Total return shown excludes the effect of applicable sales loads/redemption fees.
(4) Not annualized.
(5) Annualized
(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Critical Math Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2008

1.

ORGANIZATION

The Critical Math Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks growth and risk-adjusted total return.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.  Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

 Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the financial statements of the Fund.

As of January 31, 2008, the Fund has $714,902 in capital loss carry forwards available to offset future capital gains. If not applied $118,630 of the carryover expires on January 31, 2015 and $596,272 expires on January 31, 2016.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year. Actual results could differ from those estimates.

 Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the year ended January 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $92,174,459 and $102,403,840, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Critical Math Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2008, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.99% per annum of the Fund’s average daily net assets.

 Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.99% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.99% of average daily net assets. If Fund Operating Expenses subsequently exceed 2.99% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the Advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 1.00% of its average daily net assets and is paid to Aquarius Fund Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities.   A portion of the fee payable pursuant to the plan, equal to 0.25% of average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services.   The Advisor may receive such service fees with respect to Fund accounts for which it provides shareholder servicing.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Adviser a per meeting fee of $150. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $34,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

 Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $20,400 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $12,750 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the year ended January 31, 2008 were $1,116.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended January 31, 2008, the Fund incurred expenses of $10,829 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the year ended January 31, 2008, GemCom collected amounts totaling $7,208 for EDGAR and printing services performed.

 Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008

5.  REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund.  For the year ended January 31, 2008, the Fund assessed $1 in redemption fees.

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods were as follows:

As of January 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis for total accumulated earnings/(deficits) is attributable to the tax deferral of losses on wash sales and losses incurred after October 31.

The difference between book and tax undistributed ordinary income is attributable to the unamortized portion of organization expenses for tax purposes in the amount of $8,875.

Capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer $878,615 of such capital losses.

Permanent book and tax differences, which are due to net operating losses, resulted in reclassification for the year ended January 31, 2008 as follows: a decrease in paid-in capital of $24,498 and an decrease in accumulated net investment loss of $24,498.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Critical Math Fund

We have audited the accompanying statement of assets and liabilities of Critical Math Fund, a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolio of investments, as of January 31, 2008, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and the period February 24, 2006 (commencement of operations) through January 31, 2007.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of January 31, 2008 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Critical Math Fund as of January 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and the period February 24, 2006 through January 31, 2007 in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

March 31, 2008

Critical Math Fund

EXPENSE EXAMPLES

January 31, 2008 (unaudited)

As a shareholder of the Critical Math Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Critical Math Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 through January 31, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Critical Math Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period 8/1/07 – 1/31/08*
Actual	$1,000.00	$952.40	$12.75
Hypothetical (5% return before expenses)	$1,000.00	$1,012.15	$13.14

*Expenses are equal to the Fund’s annualized expense ratio of 2.59%, multiplied by the average account value over the period, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Critical Math Fund

SUPPLEMENTAL INFORMATION

January 31, 2008 (unaudited)

Re-Approval of Advisory Agreement – Critical Math Fund

In connection with a regular Board meeting held on December 17, 2007 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the re-approval of an investment advisory agreement (the “Agreement”) between Critical Math Advisors, LLC (“CMA” or the “Adviser”) and the Trust, on behalf of the Critical Math Fund (“Critical Math” or the “Fund”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser , including information on the investment performance of the Adviser since inception.  The Trustees also discussed the comparison of management fees and total expense data.  In addition, the Trustees reviewed the disclosures made in the Fund’s prospectus and SAI regarding its investment objective and principal investment strategy ..

In its consideration of the re-approval of the Agreement for Critical Math, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its re-approval of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of CMA’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of CMA’s past performance, as well as other factors relating to its track record.  The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that CMA charges a 1.00% annual advisory fee based on the average net assets of Critical Math.  The Trustees then discussed the active management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, next considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Board reviewed the contractual arrangements for the Fund, which stated that CMA had agreed to reduce its fees and/or absorb expenses of Critical Math, at least until May 31, 2009, to ensure that Net Annual Fund Operating Expenses will not exceed 2.99% of the Fund’s average daily net assets and found such arrangements to be beneficial to the shareholders of the Fund.  The Board reviewed CMA’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Fund.  The Trustees concluded that Critical Math’s advisory fees and expense ratio were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by funds in the peer group.

Critical Math Fund

SUPPLEMENTAL INFORMATION (continued)

January 31, 2008 (unaudited)

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  It also considered the profits realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the current asset levels, they were satisfied that the Adviser’s level of profitability from its relationship to the Fund is not excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that re-approval of the Agreement is in the best interests of the Trust and Critical Math’s shareholders, and unanimously re-approved the Agreement.

Critical Math Fund

SUPPLEMENTAL INFORMATION (continued)

January 31, 2008 (unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merill Bryan **(63) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation Other Directorships: AdvisorOne Funds; XTF Advisors Trust; XTF Investors Trust.	35

Anthony J. Hertl (57)

Trustee since 2005

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust; XTF Advisors Trust; XTF Investors Trust; Z-Seven Fund, Inc.; Greenwich Advisor Trust

35
Gary W. Lanzen (53) Trustee since 2005 Chief Investment Officer since 2006, formerly President, Orizon Investment Counsel, LLC; Founding Partner, Orizon Group, Inc. (a financial services company). Other Directorships: AdvisorOne Funds; XTF Advisors Trust; XTF Investors Trust.	35
Mark Taylor (43) Trustee since 2007 Professor (John P. Begley Endowed Chair in Accounting), Creighton University since 2002. Other Directorships: Lifetime Achievement Fund (Audit Committee Chairman)	35
Interested Trustees and Officers
Michael Miola***(55) Trustee since 2005 Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Fund Compliance Services, LLC. Other Directorships: AdvisorOne Funds; XTF Advisors Trust; XTF Investors Trust; Constellation Trust Co.	35

Critical Math Fund

SUPPLEMENTAL INFORMATION (continued)

January 31, 2008 (unaudited)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (38)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since March 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Manager, Fund Compliance Services, LLC (since March 2006); Manager (since March 2006) and President (since 2004), GemCom LLC.

N/A

Emile R. Molineaux (45)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Vice President, Fund Compliance Services, LLC  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

N/A

Kevin E. Wolf (38)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

N/A

Lynn Bowley (49)

Chief Compliance Officer since June 2007

Compliance Officer of Fund Compliance Services, LLC (2006-Present); Vice President of Investment Support Services for Mutual of Omaha Companies (2004-2006); First Vice President of  Product Accounting and Reporting for Mutual of Omaha Companies (1998-2004).

N/A

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Funds' distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

***Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent),  Aquarius Fund Distributors, LLC (the Fund’s Distributor) and Fund Compliance Services, LLC (the Trust’s compliance service provider).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-263-9260.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-263-9260 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-263-9260.

INVESTMENT ADVISOR

Critical Math Advisors LLC

29 Emmons Drive, Suite A-20

Princeton, NJ 08540

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2008 - $13,000

2007 - $13,000

(b)

Audit-Related Fees

2008 - None

2007 - None

(c)

Tax Fees

2008-  $2,000

2007 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2008 - None

2007 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2008

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2008 - $2,000

2007 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/7/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/7/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/7/08